Acquisitions and divestments, divestitures (Details) - BM-S-8 license [member] - Exploration & Production (E&P) International [member] $ in Millions	3 Months Ended
Jun. 30, 2018 USD ($)
Divestments [Line Items]
Proportion of ownership interest divested	39.50%
Total consideration	$ 1,493
Proceeds from divesture/sale	$ 1,016
Before reduction in interest
Divestments [Line Items]
Proportion of ownership interest in associate	76.00%
ExxonMobil [Member]
Divestments [Line Items]
Proportion of ownership interest divested	36.50%
Galp [Member]
Divestments [Line Items]
Proportion of ownership interest divested	3.00%